Liquidity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
Liquidity [Abstract]
Net loss	¥ (57,667)	$ (8,361)	¥ (49,064)	¥ (6,530)
Operating cash flows	(12,892)	$ (1,870)	(82,229)	(22,392)
Net current liabilities	5,138				$ 744
Accumulated deficit	(153,838)		(107,917)		(22,304)
Cash and cash equivalents and restricted cash	¥ 5,908		¥ 25,687	¥ 126,678	$ 857	$ 3,724	¥ 6,595